Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000020960 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000020960 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000020960 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
C000020960 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000020960 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000020960 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000020960 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000020960 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000020960 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020960 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.23%	[1]
C000020960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[1]
C000020960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%	[1]
C000020960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000020960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[1]
C000020960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[1]
C000020960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000020960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000020960 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[1]
C000232236 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000232236 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000232236 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
C000232236 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000232236 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000232236 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000232236 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232236 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000232236 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232236 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.23%	[2]
C000232236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[2]
C000232236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%	[2]
C000232236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000232236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[2]
C000232236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[2]
C000232236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000232236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000232236 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%	[2]
C000020961 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000020961 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000020961 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000020961 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000020961 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000020961 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000020961 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000020961 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000020961 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020961 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000020961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.43%	[3]
C000020961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%	[3]
C000020961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[3]
C000020961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[3]
C000020961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%	[3]
C000020961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%	[3]
C000020961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[3]
C000020961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[3]
C000020961 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%	[3]
C000232237 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000232237 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000232237 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000232237 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000232237 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000232237 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000232237 [Member] | The Sherwin Williams Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000232237 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000232237 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232237 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000232237 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.43%	[4]
C000232237 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%	[4]
C000232237 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[4]
C000232237 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[4]
C000232237 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%	[4]
C000232237 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%	[4]
C000232237 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[4]
C000232237 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[4]
C000232237 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%	[4]
C000020962 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000020962 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000020962 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000020962 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000020962 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020962 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000020962 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000020962 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000020962 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000020962 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000020962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.66%	[5]
C000020962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.93%	[5]
C000020962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[5]
C000020962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[5]
C000020962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.09%	[5]
C000020962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[5]
C000020962 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[5]
C000232238 [Member] | Chipotle Mexican Grill Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000232238 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000232238 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000232238 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000232238 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232238 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000232238 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000232238 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000232238 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000232238 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000232238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.66%	[6]
C000232238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.93%	[6]
C000232238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[6]
C000232238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[6]
C000232238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.09%	[6]
C000232238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[6]
C000232238 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[6]
C000020963 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020963 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000020963 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000020963 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000020963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000020963 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000020963 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000020963 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000020963 [Member] | Novo Nordisk A S Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000020963 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000020963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[7]
C000020963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%	[7]
C000020963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%	[7]
C000020963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[7]
C000020963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%	[7]
C000020963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[7]
C000020963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[7]
C000020963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000020963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[7]
C000020963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	34.21%
C000020963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.55%
C000020963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.57%
C000020963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.64%
C000020963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.92%
C000020963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.53%
C000020963 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.28%
C000020963 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.28%
C000020963 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.26%
C000020963 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.11%
C000020963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.65%
C000020963 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[7]
C000232239 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232239 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000232239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000232239 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000232239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000232239 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000232239 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000232239 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000232239 [Member] | Novo Nordisk A S Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000232239 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000232239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[8]
C000232239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%	[8]
C000232239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%	[8]
C000232239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%	[8]
C000232239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.38%	[8]
C000232239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[8]
C000232239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[8]
C000232239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000232239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[8]
C000232239 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	34.21%
C000232239 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.55%
C000232239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.57%
C000232239 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.64%
C000232239 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.92%
C000232239 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.53%
C000232239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.28%
C000232239 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.28%
C000232239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.26%
C000232239 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.11%
C000232239 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.65%
C000232239 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[8]
C000048905 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000048905 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000048905 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000048905 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000048905 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000048905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000048905 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000048905 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000048905 [Member] | Hermes International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000048905 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000048905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.41%	[9]
C000048905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[9]
C000048905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[9]
C000048905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%	[9]
C000048905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[9]
C000048905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.96%	[9]
C000048905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[9]
C000048905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.61%
C000048905 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.95%
C000048905 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.98%
C000048905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.83%
C000048905 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.45%
C000048905 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048905 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.24%
C000048905 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.75%
C000048905 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.39%
C000048905 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[9]
C000232240 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000232240 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000232240 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000232240 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000232240 [Member] | General Electric Co DBA GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000232240 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Spon ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000232240 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000232240 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000232240 [Member] | Hermes International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000232240 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000232240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.41%	[10]
C000232240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[10]
C000232240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%	[10]
C000232240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%	[10]
C000232240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[10]
C000232240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.96%	[10]
C000232240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[10]
C000232240 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.61%
C000232240 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.95%
C000232240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.98%
C000232240 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.83%
C000232240 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.45%
C000232240 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000232240 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.24%
C000232240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.75%
C000232240 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.39%
C000232240 [Member] | Cash Equivalents And Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[10]

[1]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[2]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[3]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[4]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[5]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[6]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[7]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[8]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[9]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
[10]	Sector weightings for portfolios are determined using the Global Industry Classification Standard (“GICS”). Regarding GICS data cited throughout this report, GICS was developed by and is the exclusive property and service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P, nor the Adviser or any third party involved in compiling GICS makes any express or implied warranties or representations with respect to such standard or classification (or the results from use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any such standard or classification. MSCI, S&P, the Adviser, and any of their affiliates or third parties involved in compiling GICS shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.